Warrant liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Warrants and Rights Note Disclosure [Abstract]
Schedule of Fair Value of the Common Warrants
The fair value of the Common Warrants, at the date of issuance on June 23, 2026 and reporting date on September 30, 2026, using the Black-Scholes-Merton ("BSM") option pricing model and the following assumptions:

	June 23, 2026	September 30, 2026
Expected volatility	54.0%	55.4%
Share price	$2.04	$1.96
Risk-free interest rate (%)	4.38%	4.99%
Expected life (years)	2.0 years	1.73 years
Dividend yield (%)	nil	nil

Schedule of Changes in the Warrant Liability
The following table presents the changes in the warrant liability during the period:

	September 30, 2026
	Pre-Funded Warrants	Common Warrants	Total
Initial balance	$6,639	$3,220	$9,859
Change in fair value of warrant liability	(267)	(399)	(666)
Foreign currency remeasurement	7	10	17
Ending balance	$6,379	$2,831	$9,210